DISCONTINUED OPERATIONS - Revenue Recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum
DISCONTINUED OPERATIONS
Net of value added tax	1.00%
Maximum
DISCONTINUED OPERATIONS
Net of value added tax	13.00%
IT Professional Education | Divestiture
DISCONTINUED OPERATIONS
Net revenues	¥ 111,878	¥ 624,586	¥ 1,068,230
IT Professional Education | Divestiture | Services transferred over time
DISCONTINUED OPERATIONS
Net revenues	102,438	576,324	929,693
IT Professional Education | Divestiture | Services transferred at a point in time
DISCONTINUED OPERATIONS
Net revenues	¥ 9,440	¥ 48,262	¥ 138,537